Trade Payables and Other Liabilities - Reconciliation of Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Beginning contract liabilities balance	$ 1,918	$ 1,901
Cash receipts in advance of satisfaction of performance obligations	805	1,189
Released to the consolidated statements of operations	(759)	(951)
Amounts credited to customers	0	(221)
Other	19	0
Ending contract liabilities balance	1,983	1,918
Current	895	592
Non-current	1,088	1,326
Deferred revenue	$ 476	$ 522